PHOENIX LIFE INSURANCE COMPANY

Phoenix Life Variable Accumulation Account	Phoenix Life Variable Universal Life Account
Big Edge	Flex Edge
The Big Edge Plus®	Flex Edge Success®
Group Strategic Edge®	Joint Edge®
The Big Edge Choice® for NY	Individual Edge®
Phoenix Dimensions®*	Phoenix Benefit Choice VUL®*
Phoenix Joint Edge® VUL*

SUPPLEMENT DATED JULY 3, 2013

TO THE

PROSPECTUS DATED APRIL 30, 2012*, SUPPLEMENTED JANUARY 7, 2013, MARCH 6, 2013,

AS REVISED MARCH 20, 2013, MAY 1, 2013, MAY 24, 2013 AND JUNE 6, 2013

Background. As we previously disclosed to you by prospectus supplement, we have determined that Phoenix Life Insurance Company’s previously issued audited financial statements for the years ended December 31, 2011, 2010 and 2009, which were incorporated by reference into the April 30, 2012 prospectus**, prepared on the basis of Generally Accepted Accounting Principles (“GAAP”), should no longer be relied upon and should be restated because of certain errors in those financial statements.

Separately, in May, 2013 contract owners have been mailed the audited financial statements for the year ended December 31, 2012 for the separate account(s) in which their contract values were invested as those financial statements are not affected by the GAAP restatement process for Phoenix Life Insurance Company (the “Company”).

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As of May 24, 2013, the Company disclosed in a prospectus supplement enclosed in this mailing that the Company intended to provide an update on the previously announced restatement on or before June 30, 2013 and when available, the estimated impact of the restatement.

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As of June 6, 2013, the Company disclosed in a prospectus supplement enclosed in this mailing that it had received from the New York Department of Financial Services (“New York”), its domiciliary insurance regulator, a 60-day extension for submission of its audited financial statements for the year ended December 31, 2012 prepared in accordance with Statements of Statutory Accounting Principles (“STAT”) and the subsequent filing of management’s report on internal control over financial reporting for the Company. The Company also disclosed that similar extension requests had been made in the other jurisdictions where the Company is authorized to conduct business and that the Company was not aware of the denial of any such request. Further, the Company disclosed that, accordingly, it had not filed such materials with the required authorities on or before the May 31, 2013 filing deadline and that the delay related to the previously announced GAAP restatement process that was still underway. The Company also noted that the 2012 audited STAT financial statements, when completed, could materially and adversely vary from the unaudited STAT financial results currently available on the Company’s website.

Updates.

Update regarding 2012 Annual STAT Financial Statements

The Company has determined that the completion of its 2012 audited STAT financial statements is dependent on substantial completion of the restatement of prior period financial statements prepared in accordance with GAAP for both the Company and its parent, The Phoenix Companies Inc., the evaluation of internal control over financial reporting and the related audit processes, none of which is expected to be completed by August 1, 2013. The situation remains fluid as additional issues are identified and resolved.

Therefore, the Company does not expect to file its 2012 audited STAT financial results with the insurance regulators in the states in which it is authorized to conduct business within the timeframe afforded by the current extension granted by its domiciliary state. The Company intends to seek further extensions as required.

The Company advises that its full year 2012 and first quarter 2013 unaudited STAT financial results filed with its domiciliary state insurance regulator can continue to be relied upon, but that situation can change. The Company notes that there are errors arising from the restatement process and the STAT and GAAP audits that have been identified, some of which have been quantified while others have not yet been fully assessed and quantified. These errors, along with additional errors that may be identified, could, individually or in the aggregate, materially and adversely impact the 2012 unaudited STAT financial results that have been made publicly available by the Company. As a result, the 2012 audited STAT financial statements, when completed, could materially and adversely vary from the unaudited 2012 STAT financial results.

Unaudited STAT financial results for the third quarter of 2012, full year 2012, and the first quarter of 2013 were filed on time with state regulators.

Update regarding GAAP Restatement

The Company said the GAAP restatement work continues to move forward and the Company intends to provide another update on the GAAP restatement within the next 60 days.

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This supplement should be retained with the Prospectus for future reference. If you have any questions, please contact us at 1-800-541-0171.

This supplement has not been audited by the independent auditors.

Cautionary Statement Regarding Forward-Looking Statements

This document contains certain forward-looking statements of the Company with respect to the anticipated future performance of the Company and its products. These forward-looking statements include statements relating to, or representing management’s beliefs about, our future transactions, strategies, operations and financial results, including, without limitation, our expectation to provide information within anticipated timeframes and potential penalties that may result from failure to file statutory financial statements with state insurance regulators. Such forward-looking statements often contain words such as “will,” “anticipate,” “believe,” “plan,” “estimate,” “expect,” “intend,” “is targeting,” “may,” “should” and other similar words or expressions. Forward-looking statements are made based upon management’s current expectations and beliefs and are not guarantees of future performance. Our ability to provide updated information about the restatement in the anticipated timeframe, complete our financial statement restatement and resume providing financial information in a timely manner is subject to a number of contingencies, including but not limited to, whether we continue to identify errors in our financial statements, whether existing systems and processes can be timely updated, supplemented or replaced, and the complexity of, and periods covered by, the restatement. The inclusion of forward-looking statements should not be regarded as a representation by the Company, or any other person, that any future performance will be achieved by the Company. You are cautioned not to place undue reliance on such forward-looking statements. Our actual business, financial condition or results of operations may differ materially from those suggested by forward-looking statements as a result of risks and uncertainties which include, among others, those risks and uncertainties described in this document and our product registration statements as amended and supplemented from time to time. You are urged to carefully consider all such factors. We do not undertake or plan to update or revise forward-looking statements to reflect actual results, changes in plans, assumptions, estimates or projections, or other circumstances occurring after the date of this document, even if such results, changes or circumstances make it clear that any forward-looking information will not be realized. If we make any future public statements or disclosures which modify or impact any of the forward-looking statements contained in or accompanying this document, such statements or disclosures will be deemed to modify or supersede such statements in this document.

*	Phoenix Dimensions®, Phoenix Benefit Choice VUL®, and Phoenix Joint Edge® VUL last effective prospectus dated April 29, 2011 and previously additionally supplemented.
**	For Phoenix Joint Edge® VUL our previously issued audited financial statements for the years ended December 31, 2010 and 2009 were incorporated by reference into the April 29, 2011 prospectus.

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